Share-based Awards (Tables)	3 Months Ended
Mar. 31, 2014
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2014:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2013	2,973,788	$24.20	$9.57

Granted	245,514	$48.12	$14.95
Exercised	(408,226)	$24.06	$9.38
Forfeited	(106,514)	$20.61	$8.47

Outstanding at March 31, 2014	2,704,562	$26.53	$10.13	4.72

Exercisable at March 31, 2014	1,347,012	$24.81	$8.81	3.19

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2014:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2013	1,468,081	$23.45	$9.45

Granted	245,514	$48.12	$14.95
Vested	(285,416)	$22.16	$8.85
Forfeited	(70,629)	$22.43	$9.37

Non vested outstanding at March 31, 2014	1,357,550	$28.24	$10.57

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013

Weighted average fair value	$14.95	$11.76

Assumptions:
Expected volatility	33%	42%
Dividend yield	0%	0%
Risk-free interest rate	1.54%	0.76%
Expected life	5 years	5 years

Summary of RSU and PSU Activity
The following table summarizes RSU and PSU activity for the three months ended March 31, 2014:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2013	353,244	$33.04	2.35	846,459	$27.05	1.77

Granted	307,752	$39.43		27,818	$47.03
Shares vested	-	-		(25,000)	$20.32
Forfeited	(3,145)	$31.49		(35,941)	$26.86

Outstanding at March 31, 2014	657,851	$39.54	2.49	813,336	$27.81	1.60

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2014 has been allocated as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(In thousands)
Direct costs	$2,229	$1,319
Selling, general and administrative	1,816	1,075

	$4,045	$2,394